SHAREHOLDERS' EQUITY - Ordinary Shares (Details)	Sep. 30, 2021 Vote $ / shares shares	Dec. 31, 2020 Vote $ / shares shares
Class A ordinary shares
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	400,000,000	400,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1	1
Common shares, shares issued (in shares)	51,750,000	0
Common shares, shares outstanding (in shares)	51,750,000	0
Temporary Equity, Shares Outstanding	51,750,000	51,750,000
Class B ordinary shares
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	40,000,000	40,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1	1
Common shares, shares issued (in shares)	12,937,500	12,937,500
Common shares, shares outstanding (in shares)	12,937,500	12,937,500
Threshold conversion ratio of stock	20.00%	20.00%